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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:


 /s/ Nicolas Nesta      BOSTON, MA      August 14, 2008
--------------------
[Signature]            [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total: 106,276
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                 Column 1                 Column 2  Column 3 Column 4       Column 5        Column 6  Column 7        Column 8
              --------------              -------- --------- -------- -------------------- ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                          TITLE OF             VALUE   SHRS OR  SH / PUT / INVESTMENT   OTHER  ---------------------
              NAME OF ISSUER                CLASS    CUSIP   (X$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
              --------------              -------- --------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ALLIANZ SE ADR CMN                        COM      018805101   1,745    100,000  SH        SOLE                  100,000
THE BANK OF NY MELLON CORP CMN            COM      064058100   1,151     30,421  SH        SOLE                   30,421
BROWN & BROWN INC CMN                     COM      115236101   3,043    175,000  SH        SOLE                  175,000
CHUBB CORP CMN                            COM      171232101   2,352     48,000  SH        SOLE                   48,000
FCSTONE GROUP INC CMN                     COM      31308T100     429     15,376  SH        SOLE                   15,376
ARTHUR J GALLAGHER & CO CMN               COM      363576109   1,808     75,000  SH        SOLE                   75,000
HANOVER INSURANCE GROUP INC CMN           COM      410867105   2,125     50,000  SH        SOLE                   50,000
INFINITY PPTY & CAS CORP CMN              COM      45665Q103   2,906     70,000  SH        SOLE                   70,000
ISHARES MSCI BRAZIL INDEX FD ETF          ETF      464286400   6,250     70,000  SH        SOLE                   70,000
JANUS CAP GROUP INC CMN                   COM      47102X105   2,721    102,789  SH        SOLE                  102,789
PUT/NYB(NYBSD) @ 20 EXP 07/19/2008        PUT      649445103     450      2,000  SH   PUT  SOLE                    2,000
PNC FINANCIAL SERVICES GROUP CMN          COM      693475105   1,170     20,484  SH        SOLE                   20,484
PRICE T ROWE GROUP INC CMN                COM      74144T108   1,694     30,000  SH        SOLE                   30,000
KBW REGIONAL BANKING (SM) ETF ETF         ETF      78464A698   9,321    350,000  SH        SOLE                  350,000
KBW BANK ETF MUTUAL FUND ETF              ETF      78464A797  10,028    350,000  SH        SOLE                  350,000
SVB FINANCIAL GROUP CMN                   COM      78486Q101   2,406     50,000  SH        SOLE                   50,000
CHARLES SCHWAB CORPORATION CMN            COM      808513105   1,541     75,000  SH        SOLE                   75,000
SEABRIGHT INSURANCE HLDG INC CMN          COM      811656107   1,451    100,193  SH        SOLE                  100,193
THE SELECT SECTOR SPDR TRUST MARKET INDEX ETF      81369Y605  37,481  1,850,000  SH        SOLE                1,850,000
SELECTIVE INSURANCE GROUP INC CMN         COM      816300107     953     50,817  SH        SOLE                   50,817
STATE STREET CORPORATION (NEW) CMN        COM      857477103   1,307     20,430  SH        SOLE                   20,430
STIFEL FINANCIAL CORP CMN                 COM      860630102   1,322     38,432  SH        SOLE                   38,432
TRADESTATION GROUP INC CMN                COM      89267P105   1,523    150,000  SH        SOLE                  150,000
WADDELL & REED FIN., INC. CLASS A COMMON  COM      930059100   1,434     40,965  SH        SOLE                   40,965
PUT/WFC(WFCVE) @ 25 EXP 10/18/2008        PUT      949746101     680      2,000  SH   PUT  SOLE                    2,000
ENSTAR GROUP LTD CMN                      COM      G3075P101   3,719     42,500  SH        SOLE                   42,500
EVEREST RE GROUP LTD CMN                  COM      G3223R108   1,219     15,287  SH        SOLE                   15,287
MAX CAPITAL GROUP CMN                     COM      G6052F103   1,296     60,771  SH        SOLE                   60,771
PARTNERRE LTD BERMUDA CMN                 COM      G6852T105   1,439     20,821  SH        SOLE                   20,821
PLATINUM UNDERWRITERS HLDGS CMN           COM      G7127P100   1,312     40,226  SH        SOLE                   40,226